Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	OLD WESTBURY FUNDS INC
Central Index Key	0000909994
Amendment Flag	false
Document Creation Date	Dec. 30, 2016
Document Effective Date	Dec. 30, 2016
Prospectus Date	Dec. 30, 2016